Note 12 - Long-term Debt - Principal Repayments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2024 USD ($)
2025	$ 6,061
2026	6,634
2027	2,757
2028	218,517
2029 and thereafter	1,274,506
Long-Term Debt	$ 1,508,475